Consolidated (Successor) / Combined (Predecessor) Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Cash flows from operating activities:
Net income (loss)	$ (4,640)	$ 2,105	$ 5,530	$ 32,185	$ (12,842)	$ (60,542)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,594	18,529	41,324	16,886	36,331	28,054
Amortization of debt issuance costs and debt discount	191	808	8,560
(Gain) loss on disposal of property, plant and equipment		199		1,115	87	(303)
(Gain) loss from equity method investment			257	30	138	(228)
Share based compensation			344
Deferred taxes	254	(3,087)	6,619	182	190	416
Change in assets and liabilities:
Receivables	(4,396)	(451)	(7,202)	(8,655)	(12,338)	(5,038)
Inventories	2,294	8,268	(6,731)	(5,827)	(154)	(675)
Prepaid expenses and other current assets	(2,157)	(2,509)	(3,616)	(1,783)	(133)	2,175
Other long-term assets				429		(4)
Accounts payable	1,042	2,777	1,394	(5,738)	5,396	1,459
Accrued and other current liabilities	4,806	10,718	(1,154)	(3,996)	(109)	(2,096)
Other long term liabilities			383	(126)	(168)	(156)
Net cash provided by (used in) operating activities	1,988	37,357	45,708	24,702	16,398	(36,938)
Cash flows from investing activities:
Capital expenditures	(43)	(2,798)	(6,090)	(2,506)	(5,205)	(5,863)
Acquisition of predecessor	(700,082)	(703,141)
Software purchased or developed					(27)	(116)
Proceeds from the sale of property, plant, and equipment					21	1,202
Capital contributions to equity method investment				(66)	(84)	(49)
Distributions from equity method investment			1,754	552	855	855
Net cash used in investing activities	(700,125)	(705,939)	(4,336)	(2,020)	(4,440)	(3,971)
Cash flows from financing activities:
Capital contribution (distribution) from (to) Lafarge NA, net				(22,682)	(11,958)	40,909
Capital contribution from Lone Star Funds	265,000	265,000
Proceeds from issuance of long-term debt, net of original issue discount		564,965
Net proceeds from issuance of common stock	436,700		151,354
Principal payments for First Lien Credit Agreement			(36,975)
Repayment of Second Lien Credit Agreement			(155,000)
Proceeds from revolving credit facility, net	28,500
Return of capital to Lone Star Funds		(130,000)
Principal payments on long-term debt		(1,038)
Debt issuance costs	(15,289)	(18,461)
Net cash (used in) provided by financing activities	714,911	680,466	(40,621)	(22,682)	(11,958)	40,909
Effect of foreign exchange rates on cash and cash equivalents	(14)	(62)	(417)
Net change in cash and cash equivalents	16,760	11,822	334
Cash, beginning of period			11,822
Cash, end of period	$ 16,760	$ 11,822	$ 12,156